PNC MULTI-FACTOR SMALL CAP VALUE FUND
PNC MULTI-FACTOR SMALL CAP VALUE FUND

Supplement dated January 26, 2018 to

PNC Funds Prospectus and

PNC Multi-Factor Small Cap Value Fund Summary Prospectus,

each dated September 28, 2017, as supplemented

PNC Multi-Factor Small Cap Value Fund (the “Fund”)

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and summary prospectus and should be read in conjunction with those documents.

The Fund’s Annual Fund Operating Expenses table in the Fund’s Prospectus and Summary Prospectus is re-stated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PNC MULTI-FACTOR SMALL CAP VALUE FUND		CLASS A		CLASS C	CLASS I
Management Fees	[1]	0.75%		0.75%	0.75%
Distribution (12b-1) Fees		0.05%	[2]	0.75%	none
Other Expenses		0.96%		0.96%	0.71%
Shareholder Servicing Fees		0.25%		0.25%	none
Other		0.71%		0.71%	0.71%
Acquired Fund Fees and Expenses	[3]	none		none	none
Total Annual Fund Operating Expenses		1.76%		2.46%	1.46%
Fee Waiver and Expense Reimbursement	[4]	0.61%		0.61%	0.61%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	1.15%		1.85%	0.85%
[1]	Expense information has been restated to reflect fees effective September 28, 2017.
[2]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the "Underwriter") up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 28, 2018, at which time the Board will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.
[3]	Restated to reflect Acquired Fund Fees and Expenses as of December 31, 2017. For the Fund's prior fiscal year, the Acquired Fund Fees and Expenses were 0.22%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	PNC Capital Advisors, LLC, the Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.15%, 1.85% and 0.85% for Class A, Class C and Class I Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 28, 2018, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PNC MULTI-FACTOR SMALL CAP VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	661	1,027	1,418	2,508
CLASS C	288	708	1,256	2,750
CLASS I	87	402	739	1,694

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C | USD ($)	188	708	1,256	2,750

Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE